Finance income	6 Months Ended
Jun. 30, 2025
Finance income
Finance income

8.Finance income

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	22.4	—	30.3	—
Interest income - bank deposits	11.3	3.9	20.6	7.8
Change in fair value of embedded options	1.4	4.0	4.3	10.6
Other interest income	0.5	—	0.7	—
Change in fair value of foreign exchange swaps	—	30.5	0.2	5.6
Net foreign exchange gain arising from financing - realized	—	4.5	—	—
Change in fair value of interest rate caps	—	0.1	—	0.3
	35.6	43.0	56.1	24.3